BALANCE SHEET	Dec. 31, 2025 USD ($)
Liabilities, Mezzanine Equity, and Stockholders' Deficit
Current liabilities - Accrued expenses	$ 659
TOTAL LIABILITIES	659
Commitments and contingencies
Stockholders' Deficit
Additional paid-in capital	10
Stock subscription receivable	(10)
Accumulated deficit	(659)
TOTAL SHAREHOLDERS' DEFICIT	$ (659)